Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

Subsequent to the balance sheet date, the Company acquired Jeraci Food Distributors, Inc. (“Jeraci”) and Save on Seafood with combined annual sales totaling approximately $100 million. The Jeraci acquisition is in furtherance of our strategy to expand our geographic market share with independent restaurants. Save on Seafood helps strengthen our capabilities in the center-of-the-plate category. The acquisitions have been funded with cash flows from operations.

25.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 29, 2016, the date its consolidated financial statements were originally issued, and through May 19, 2016, the date its consolidated financial statements were reissued to reflect the reverse stock split discussed below.

On January 8, 2016, the Company paid a $666 million one-time special cash distribution to its shareholders (including holders of unvested RSAs) of record as of January 4, 2016, of which $657 million was paid to the Sponsors. The distribution was funded with cash on hand and approximately $314 million of additional borrowings under the Company’s credit facilities. In conjunction with the distribution, the following actions were also taken as provided by the Stock Incentive Plan:

•	the holders of any unvested RSUs were granted a total of 270,353 additional RSUs to offset the dilution caused by the distribution and

•	the exercise price for all outstanding Stock Option Awards and EARs were reduced by $3.65 per share, which represents the calculated change in fair value of the common stock resulting from the distribution.

On February 9, 2016, the Company filed the Registration Statement with the SEC relating to the proposed initial public offering of its common stock.

On March 4, 2016, the Company acquired a broadline foodservice distributor for cash of approximately $39 million plus contingent consideration of up to $7 million. The acquisition, funded with cash from operations, will be integrated into the Company’s foodservice distribution network.

In connection with preparing for an initial public offering, the Company’s Board of Directors and stockholders approved a 2.7-for-one reverse stock split of the Company’s common stock. The par value per share of common stock and authorized shares of common stock remain unchanged at $0.01 per share and 600 million shares, respectively. The reverse stock split became effective on May 17, 2016. All common share and per share amounts in the financial statements and notes have been retroactively adjusted to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in aggregate par value of common stock to Additional paid-in-capital.